Revenue Disaggregation	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue Disaggregation
Revenue Disaggregation

(7)   Revenue Disaggregation and Operating Segments

The following table presents the Company’s revenue disaggregated by geography:

	Three Months Ended
	March 31,
	2025	2024
United States	$931	$1,618
Australia	78	102
Europe	98	198
Rest of world	6	26
Total revenue	$1,113	$1,944

(11)	Revenue Disaggregation

The following table presents the Company’s revenue disaggregated by geography:

	Year Ended
	December 31,
	2024	2023
United States	$6,887	$7,134
Australia	392	526
Europe	687	956
Rest of world	40	62
Total revenue	$8,006	$8,678